Schedule of Investments (unaudited) March 31, 2019	BlackRock EuroFund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.5%

Belgium — 2.5%
KBC Group NV	41,537	$2,903,885

Denmark — 1.8%
DSV A/S	25,359	2,098,515

Finland — 4.1%
Konecranes OYJ	46,766	1,665,057
Sampo OYJ, Class A	36,237	1,642,363
Wartsila OYJ	85,858	1,388,555

		4,695,975

France — 39.7%
Airbus SE	38,492	5,101,583
Arkema SA	20,518	1,957,380
Capgemini SE	13,883	1,684,589
Dassault Systemes SE	10,302	1,535,499
Eiffage SA	23,775	2,285,439
LVMH Moet Hennessy Louis Vuitton SE	17,274	6,362,594
Maisons du Monde SA(a)	7,088	137,016
Pernod Ricard SA	16,821	3,020,389
Remy Cointreau SA	13,615	1,815,916
Safran SA	42,421	5,814,254
Sanofi	71,075	6,284,745
Thales SA	30,081	3,604,007
Ubisoft Entertainment SA(b)	26,964	2,404,453
Vinci SA	39,340	3,827,854

		45,835,718

Germany — 22.1%
Allianz SE, Registered Shares	16,731	3,728,461
Deutsche Boerse AG	15,528	1,990,995
Deutsche Wohnen SE, Bearer Shares	64,636	3,136,479
Fresenius Medical Care AG & Co. KGaA	37,708	3,047,557
Knorr-Bremse AG(b)	22,756	2,263,737
Linde PLC	17,245	3,036,359
Puma SE	2,248	1,303,716
SAP SE	37,347	4,317,482
Symrise AG	30,000	2,704,440

		25,529,226

Ireland — 1.6%
Kingspan Group PLC	38,924	1,803,617

Security	Shares	Value

Italy — 6.4%
FinecoBank Banca Fineco SpA	243,856	$3,212,879
Moncler SpA	33,871	1,367,021
Tenaris SA	197,423	2,781,106

		7,361,006

Netherlands — 9.6%
ASML Holding NV	18,335	3,446,059
IMCD NV	26,195	1,998,588
Koninklijke Philips NV	58,754	2,400,545
Unilever NV CVA	56,502	3,294,146

		11,139,338

Portugal — 1.9%
Galp Energia SGPS SA	139,140	2,229,536

Spain — 6.4%
Amadeus IT Group SA	25,524	2,045,720
Iberdrola SA	380,037	3,336,636
Industria de Diseno Textil SA	67,374	1,980,892

		7,363,248

Switzerland — 1.9%
Straumann Holding AG, Registered Shares	2,695	2,203,161

United Kingdom — 1.5%
RELX PLC	80,173	1,715,644

Total Long-Term Investments — 99.5% (Cost — $104,201,618)		114,878,869

Short-Term Securities — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class,
2.37%(c)(d)	279,054	279,054

Total Short-Term Securities — 0.2% (Cost — $279,054)		279,054

Total Investments — 99.7% (Cost — $104,480,672)		115,157,923

Other Assets Less Liabilities — 0.3%		345,291

Net Assets — 100.0%		$115,503,214

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period end.

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Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock EuroFund

(d)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 6/30/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	836,840	(557,786)	279,054	$279,054	$9,662		$—	$—
SL Liquidity Series, LLC, Money Market Series	87,751	(87,751)	—	—	8,355	(b)	(476)	—

				$279,054	$18,017		$(476)	$—

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

CVA — Certificaten Van Aandelen (Dutch Certificate)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

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Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock EuroFund

Fair Value Hierarchy as of Period End (continued)

The following table summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Belgium	$—	$2,903,885	$—	$2,903,885
Denmark	—	2,098,515	—	2,098,515
Finland	—	4,695,975	—	4,695,975
France	1,815,916	44,019,802	—	45,835,718
Germany	1,303,716	24,225,510	—	25,529,226
Ireland	—	1,803,617	—	1,803,617
Italy	—	7,361,006	—	7,361,006
Netherlands	—	11,139,338	—	11,139,338
Portugal	—	2,229,536	—	2,229,536
Spain	—	7,363,248	—	7,363,248
Switzerland	—	2,203,161	—	2,203,161
United Kingdom	—	1,715,644	—	1,715,644
Money Market Funds	279,054	—	—	279,054

	$3,398,686	$111,759,237	$—	$115,157,923

	Transfer into Level 1 (a)		Transfer Out of Level 1 (b)		Transfer into Level 2 (b)		Transfer Out of Level 2 (a)
Assets:
Long-Term Investments:
Common Stocks	$		$		$		$
Germany		1,448,251		—		—		(1,448,251)
Ireland		—		(2,520,889)		2,520,889		—

		$1,448,251		$(2,520,889)		$2,520,889		$(1,448,251)

(a)	Systematic Fair Value Prices were not utilized at period end for these investments.
(b)	External pricing service used to reflect any significant market movements between the time the Trust valued such foreign securities and the earlier closing of foreign markets.

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